Income Taxes (Details 2) (USD $)	May 31, 2012	May 31, 2011
Summary of deferred tax asset
Net operating loss	$ 18,699	$ 6,253
Gross deferred tax assets:	18,699	6,253
Less: valuation allowance	(18,699)	(6,253)
Net deferred tax asset